Deferred benefits and gains	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred benefits and gains
48	Deferred benefits and gains

	2019	2018
	RMB million	RMB million
		(Note)
Leases rebates	—	47
Maintenance rebates	600	746
Gains relating to sale and leaseback	—	15
Government grants	222	85
Others	11	13

	833	906

Note: On the date of transition to IFRS 16, leases rebates of RMB47 million, maintenance rebates of RMB84 million and gains relating to sales and leaseback of RMB15 million, previously included in deferred benefits and gains, were adjusted to costs of right-of-use
assets recognized at January 1, 2019. See Note 2(b).